INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Issued capital [member] Ordinary shares [member]	[1],[2]	Issued capital [member] Preferred C Shares [Member]	[1],[2]	Issued capital [member]		Share premium [member] Ordinary shares [member]	Share premium [member] Preferred C Shares [Member]	Share premium [member]	Reserve of remeasurements of defined benefit plans [member]	Retained earnings [member]	Ordinary shares [member]	Preferred C Shares [Member]	Total
Balance at the beginning at Dec. 31, 2019					$ 0	[1],[2]			$ 95,304		$ (63,475)			$ 31,829
Profit (loss)											(14,172)			(14,172)
Total other comprehensive income					0					$ (51)				(51)
Total comprehensive income (loss)										(51)	(14,172)			(14,223)
Exercise of options					0	[1],[2]			46					46
Share-based compensation									822					822
Balance at the end at Dec. 31, 2020					0	[1],[2]			96,172	(51)	(77,647)			18,474
Profit (loss)											(7,027)			(7,027)
Total other comprehensive income										41				41
Total comprehensive income (loss)										41	(7,027)			(6,986)
Issuance of shares								$ 26,131					$ 26,131
Exercise of options									14					14
Share-based compensation									456					456
Balance at the end at Jun. 30, 2021									122,773	(10)	(84,674)			38,089
Balance at the beginning at Dec. 31, 2020					0	[1],[2]			96,172	(51)	(77,647)			18,474
Profit (loss)											(16,358)			(16,358)
Total other comprehensive income										(81)				(81)
Total comprehensive income (loss)										(81)	(16,358)			(16,439)
Issuance of shares	$ 0		$ 0				$ 4,417	$ 27,499				$ 4,417	$ 27,499
Exercise of options					0	[1],[2]			33					33
Share-based compensation									935					935
Balance at the end at Dec. 31, 2021					$ 0	[1],[2]			129,056	(132)	(94,005)			34,919
Profit (loss)											(10,222)			(10,222)
Total other comprehensive income										225				225
Total comprehensive income (loss)										225	(10,222)			(9,997)
Issuance of shares									6,573					6,573
Exercise of options									31					31
Share-based compensation									732					732
Balance at the end at Jun. 30, 2022									$ 136,392	$ 93	$ (104,227)			$ 32,258

[1]	Represents an amount lower than $1.
[2]	Represents an amount lower than $1.